Note 15 - Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule Of Future Minimum Lease Payments [Table Text Block]
	Capital	Operating	Total
2019	$277	$563	$840
2020	277	483	760
2021	229	419	648
2022	32	277	309
2023	21	113	134
Thereafter	435	-	435
Total minimum lease payments	1,271	$1,855	$3,126
Less: amounts representing interest	347
Present value of minimum lease payments	924
Less: current portion of obligations under capital leases	236
Long-term portion of obligations under capital leases	$688